Share Capital - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands				12 Months Ended
	Nov. 30, 2024	May 04, 2024	May 03, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2021
Disclosure of classes of share capital [line items]
Number of shares issued			11,000	450,900	447,900
Underwriting discounts and commissions			$ 13,200,000
Other offering expense			6,900,000
Conversion event description				one-for-one basis
Net settlement resulted in increase in treasury shares					$ (124,109,000)
Private placement derivatives losses prior to conversion					364,200,000	$ 2,007,100,000
Private Placement derivative			3,005,000,000
Private Placement liability			$ 1,398,000,000
Increase in shares due to conversion of preference share to ordinary shares			1,800
Number of ordinary shares in exchange for two warrants				8,700
Warrant expired date				Feb. 08, 2026
Exercise price of warrants per share				$ 0.01
Losses recognized on remeasurement of warrant liability					(261,600,000)	(107,700,000)
Proceeds from issue of shares			$ 243,900,000
Treasury shares				$ 124,109,000	$ 124,109,000
Public offering price			$ 24	$ 0.01	$ 0.01
Share capital				$ 4,509,000	$ 4,479,000
Minimum percentage of transfer of ordinary shares that triggers share conversion				51.00%
Minimum percentage of disposal of assets that triggers share conversion				51.00%
Percentage of warrants vesting	100.00%
Percentage of warrants exercised	100.00%
Dividends declared		$ 0
Dividends paid, ordinary shares		$ 0
Restricted Share Units
Disclosure of classes of share capital [line items]
Number of share vested			16,300
Shares withheld			5,200
Net settlement resulted in increase in treasury shares			$ 124,100,000
Price per ordinary share			$ 24
Series C Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued							184,300
Minimum share price required to entitle dividend per year				$ 0.01
Dividends recognized					$ 28,600,000
0% Vesting at $15.38 or Lower Price Per Ordinary Share
Disclosure of classes of share capital [line items]
Vesting percentage of warrants				0.00%
Ordinary share price per share				$ 15.38
100% Vesting at $23.08 or Higher Price per Ordinary Share
Disclosure of classes of share capital [line items]
Vesting percentage of warrants				100.00%
Ordinary share price per share				$ 23.08
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued	8,700			323,079	320,122
Dividends declared					$ 7,200,000	20,600,000
Dividends paid, ordinary shares					7,200,000	20,600,000
Series C Private Placement Derivative
Disclosure of classes of share capital [line items]
Increase in share premium due to conversion of preference shares to ordinary shares			$ 4,401,100,000
Series C Preferential Dividend [member]
Disclosure of classes of share capital [line items]
Dividends recognized					28,600,000	85,000,000
Special shares and preference shares [member]
Disclosure of classes of share capital [line items]
Dividends declared					11,000,000	28,700,000
Dividends paid, ordinary shares					$ 11,000,000	$ 28,700,000